Significant Accounting Policies (Details) - Schedule of currency exchange rates impact	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Thai Baht [Member]
Significant Accounting Policies (Details) - Schedule of currency exchange rates impact [Line Items]
Period End Rate	0.0312		0.0324
Average Rate	0.0325	0.0316
Hong Kong Dollar [Member]
Significant Accounting Policies (Details) - Schedule of currency exchange rates impact [Line Items]
Period End Rate	0.1282		0.1282
Average Rate	0.1282	0.1282